Expenses by Nature - Amortization and Depreciation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amortization and depreciation
Amortization and depreciation, cost of sales	€ 146,530	€ 135,186	€ 126,998
Amortization and depreciation, research and development	19,836	14,721	13,050
Amortization and depreciation, selling, general & administration expenses	62,243	65,583	61,821
Total amortization and depreciation	€ 228,609	€ 215,490	€ 201,869